Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net Loss per Share [Abstract]
Net Loss per Share

Note 5 - Net Loss per Share

Pursuant to ASC 260-10-45, basic loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the periods presented. Diluted loss per share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. Potentially dilutive common shares consist of common stock issuable for stock options and stock warrants (using the treasury stock method), convertible notes and common stock issuable. These common stock equivalents may be dilutive in the future.

At June 30, 2021, there were 1,032,197,126 shares issuable upon the exercise of warrants and conversion of convertible debt were not included in the computation of diluted net loss because their inclusion would be anti-dilutive.

The potentially dilutive common stock equivalents as of June 30, 2022 were excluded from the dilutive loss per share calculation as they would be antidilutive due to the net loss as follow:

	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Common Stock Equivalents:
Stock Warrants	1,547,991,666	756,575,000
Convertible Preferred Stock	4,280,308,389	203,178,022
Convertible Notes	273,504,274	61,050,061
Total	6,101,804,329	1,020,803,083

Note 5 - Net Loss per Share

Pursuant to ASC 260-10-45, basic loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the periods presented. Diluted loss per share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. Potentially dilutive common shares consist of common stock issuable for stock options and stock warrants (using the treasury stock method), convertible notes and common stock issuable. These common stock equivalents may be dilutive in the future.

For the year ended December 31, 2020, 92,755,675 shares issuable upon the exercise of warrants and conversion of convertible debt were not included in the computation of diluted net loss because their inclusion would be anti-dilutive.

The potentially dilutive common stock equivalents as of December 31, 2021 were excluded from the dilutive loss per share calculation as they would be antidilutive due to the net loss as follow:

December 31, 2021
Common Stock Equivalents:
Stock Warrants	798,241,666
Convertible Preferred Stock	1,277,345,644
Convertible Notes	411,183,645
Total	2,486,770,955